Lease liability - Summary of Leases (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Current lease liabilities	$ 3,238	$ 2,691
Non-current lease liabilities	13,882	15,182
Total lease liabilities	17,120	17,873
Property
Disclosure of detailed information about property, plant and equipment [line items]
Current lease liabilities	3,117	2,613
Non-current lease liabilities	13,647	15,017
Equipment
Disclosure of detailed information about property, plant and equipment [line items]
Current lease liabilities	38	29
Non-current lease liabilities	105	98
Vehicle
Disclosure of detailed information about property, plant and equipment [line items]
Current lease liabilities	83	49
Non-current lease liabilities	$ 130	$ 67